CASH FLOW ITEMS - Reconciliation of Long-Term Debt Arising from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 23, 2020
Long-term debt
Reconciliation Of Long-Term Debt Arising From Financing Activities [Roll Forward]
Beginning balance	$ 918.7	$ 464.4
Proceeds	400.0	461.0
Deferred transaction costs	(23.0)
Repayments	(464.2)	(7.4)
Non-cash changes:
Amortization of deferred financing charges	3.8	1.0
Foreign currency translation	0.2	(1.3)
Change in fair value of embedded derivative	(4.1)	1.5
Other	(0.6)	(0.5)
Ending balance	830.8	918.7
Equipment loans | Long-term debt
Reconciliation Of Long-Term Debt Arising From Financing Activities [Roll Forward]
Beginning balance	16.1	18.7
Proceeds	0.0	6.0
Deferred transaction costs	0.0
Repayments	(9.2)	(7.4)
Non-cash changes:
Amortization of deferred financing charges	0.1	0.1
Foreign currency translation	0.2	(1.3)
Change in fair value of embedded derivative	0.0	0.0
Other	0.0	0.0
Ending balance	$ 7.2	$ 16.1
5.75% senior notes | Fixed interest rate
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Interest rate	5.75%	5.75%	5.75%
5.75% senior notes | Long-term debt
Reconciliation Of Long-Term Debt Arising From Financing Activities [Roll Forward]
Beginning balance	$ 447.6	$ 445.7
Proceeds	0.0	0.0
Deferred transaction costs	0.0
Repayments	0.0	0.0
Non-cash changes:
Amortization of deferred financing charges	0.9	0.9
Foreign currency translation	0.0	0.0
Change in fair value of embedded derivative	0.0	1.5
Other	(0.5)	(0.5)
Ending balance	448.0	447.6
Credit Facility | Long-term debt
Reconciliation Of Long-Term Debt Arising From Financing Activities [Roll Forward]
Beginning balance	455.0	0.0
Proceeds	0.0	455.0
Deferred transaction costs	0.0
Repayments	(455.0)	0.0
Non-cash changes:
Amortization of deferred financing charges	0.0	0.0
Foreign currency translation	0.0	0.0
Change in fair value of embedded derivative	0.0	0.0
Other	0.0	0.0
Ending balance	$ 0.0	455.0
Term Loan | Fixed interest rate
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Interest rate	8.25%
Term Loan | Long-term debt
Reconciliation Of Long-Term Debt Arising From Financing Activities [Roll Forward]
Beginning balance	$ 0.0	0.0
Proceeds	400.0	0.0
Deferred transaction costs	(23.0)
Repayments	0.0	0.0
Non-cash changes:
Amortization of deferred financing charges	2.8	0.0
Foreign currency translation	0.0	0.0
Change in fair value of embedded derivative	(4.1)	0.0
Other	(0.1)	0.0
Ending balance	$ 375.6	$ 0.0